Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill
Schedule of reconciliation of carrying amount of Intangible assets

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2022	775	386	1,161
Additions	17	47	64
Acquisitions through business combinations	26	17,638	17,664
Disposals through the sale	(26)	(449)	(475)
Effect of foreign exchange rates	3	15	18
Balance at December 31, 2022	795	17,637	18,432

Amortization
Balance at January 1, 2022	750	145	895
Amortization for the year	22	4,372	4,394
Impairment loss	—	547	547
Disposals through the sale	(10)	(355)	(365)
Effect of foreign exchange rates	—	(16)	(16)
Balance at December 31, 2022	762	4,693	5,455

Carrying amounts
Balance at December 31, 2022	33	12,944	12,977

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2023	795	17,637	18,432
Additions	14	2	16
Disposals	(5)	(1)	(6)
Effect of foreign exchange rates	(3)	2	(1)
Balance at December 31, 2023	801	17,640	18,441

Amortization
Balance at January 1, 2023	762	4,693	5,455
Amortization for the year	21	4,494	4,515
Effect of foreign exchange rates	(5)	—	(5)
Balance at December 31, 2023	778	9,187	9,965

Carrying amounts
Balance at December 31, 2023	23	8,453	8,476

Schedule of acquisition-date fair value of each major class of consideration transferred

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	67,062

Schedule of fair value of the identifiable assets and liabilities as at the date of acquisition

Fair value recognized on acquisition,
January 31, 2022, Cubic Games Studio Ltd
Assets
Property and equipment	68
Intangible assets (Note 4)	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
25,604
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks (Note 21)	(1,381)
Tax liability (Note 21)	(1,721)
(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
NCI	—
Purchase consideration transferred	67,062

Schedule of reconciliation of carrying amount of goodwill

Balance at January 1, 2022	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Balance at December 31, 2022	1,836
Change	—
Balance at December 31, 2023	1,836